Share-Based Compensation (Details 1) (Restricted Stock Units (Rsus) [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	2,637,455	1,172,388	2,688,382
Number of Underlying Shares for RSUs, Granted	867,771	5,522,279	2,727,278	3,488,952	3,577,686	7,108,675
Number of Underlying Shares for RSUs, Vested	(1,719,273)	(3,879,959)	(4,096,965)
Number of Underlying Shares for RSUs, Forfeited	(274,730)	(177,253)	(146,307)
Number of Shares, Balance	1,511,223	2,637,455	1,172,388	2,688,382
Weighted Average Grant Date Fair Value, Balance	$ 1.99	$ 2.68	$ 2.87
Weighted Average Grant Date Fair Value, Granted	$ 10.15	$ 1.95	$ 1.10
Weighted Average Grant Date Fair Value, Vested	$ 5.70	$ 2.10	$ 1.74
Weighted Average Grant Date Fair Value, Forfeited	$ 1.92	$ 2.81	$ 2.87
Weighted Average Grant Date Fair Value, Balance	$ 2.47	$ 1.99	$ 2.68	$ 2.87